Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Prepaid expenses to purchase raw materials	$31,316	$28,359
Prepaid consulting fee	13,959	78,090
Other current assets	—	12,839
Loans to a third party*	4,400,000	—
Interest receivable*	133,525	—
Other receivables	—	10,614
Other prepayments	59,200	29,668
Prepayments and other current assets	$4,638,000	$159,570

*	In January 2025, the Company provided two loans to a third party with an aggregate principal amount of $4,400,000. The loans bear interest at an annual rate of 6.30% and mature in one year, with both principal and interest due at maturity.